Consolidated Statement of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current assets
Plant and equipment	RM 26,582,995	$ 5,939,671	RM 1,661,549
Right-of-use assets	739,244	165,176	213,761
Trade receivables	2,478,739	553,846	2,665,887
Deferred tax asset	74,000	16,534	74,000
Total non-current assets	29,874,978	6,675,227	4,615,197
Current assets
Contract assets	32,547,589	7,272,392	50,993,047
Trade receivables	18,794,355	4,199,387	13,235,993
Inventories	3,049,405	681,355	1,863,933
Other receivables and prepayment	12,944,794	2,892,368	4,358,044
Amount due from related parties	2,420,493	540,832	3,207,158
Cash and bank balances	13,901,973	3,106,239	5,600,147
Income tax receivable	758,543	169,488
Total current assets	84,417,152	18,862,061	79,258,322
Total assets	114,292,130	25,537,288	83,873,519
Current liabilities
Trade payables	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	31,816,499	7,109,038	1,266,140
Bank and other borrowings	32,940,381	7,360,157	23,897,880
Lease liabilities	276,524	61,786	141,816
Amount due to related parties	2,168,066	484,430	2,759,913
Income tax payable	1,597	357	1,714,168
Total current liabilities	94,599,881	21,137,277	68,198,790
Non-current liabilities
Lease liabilities	471,295	105,306	73,831
Bank and other borrowings	2,099,476	469,104	811,236
Total non-current labilities	2,570,771	574,410	885,067
Total liabilities	97,170,652	21,711,687	69,083,857
Capital and reserves
Share capital	7,425,257	1,659,090	69,284
Reserves	1,704,989	380,961	1,704,989
Retained earnings	7,859,024	1,756,010	13,009,029
Other comprehensive income	132,208	29,540	6,360
Total equity	17,121,478	3,825,601	14,789,662
Total liabilities and equity	RM 114,292,130	$ 25,537,288	RM 83,873,519